Employee Benefit Plans and Defined Benefit Pension Plans - Components of the changes in unrecognized amounts (Details) - Mafco Worldwide & Merisant - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Components of the changes in unrecognized amounts included in pension obligation, net in other comprehensive income
Net actuarial (gain) loss	$ (1.9)	$ 1.4	$ (0.3)
Prior service credit	(0.3)		0.1
Amortization of prior service costs	(0.1)	(0.1)	(0.1)
Amortization of actuarial loss	(1.1)	(1.0)	(1.2)
Total (gain) loss recognized in other comprehensive income	(3.4)	0.3	$ (1.5)
Total prior service cost and actuarial loss included in accumulated other comprehensive loss	$ 0.0	$ 0.2